VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10.VARIABLE INTEREST ENTITIES

The Company is required to consolidate a VIE in which the Company is the primary beneficiary. The primary beneficiary has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Company assesses all aspects of its interest in the entity and uses its judgment when determining if the Company is the primary beneficiary. Other qualitative factors that are considered include decision-making responsibilities, the VIE capital structure, risk and rewards sharing, contractual agreements with the VIE, voting rights and level of involvement of other parties. A reassessment of the primary beneficiary conclusion is conducted when there are changes in the facts and circumstances related to a VIE.

MAGICAT HOLDCO LLC

Through its 80% controlling interest in Magicat Holdco LLC acquired on December 31, 2014, the Company is the primary beneficiary of the Magic Valley and Wildcat wind farms (Note 6). These wind farms are partially financed by tax equity investors and are considered VIEs by virtue of the Company’s voting rights, its power to direct the activities that most significantly impact the economic performance of the wind farms and the obligation to absorb losses. Magicat Holdco LLC is included within the Green Power and Transmission segment.

As at December 31, 2015, the Company’s investment in the Magic Valley and Wildcat wind farms was $394 million (2014 - $394 million).

KEECHI HOLDINGS L.L.C.

The Company initiated construction of the Keechi Wind Project on January 6, 2014. In January 2015, the tax equity investor financed 65% of the project and the wind farm was considered a VIE by virtue of the Company’s voting rights, its power to direct the activities that most significantly impact the economic performance of the wind farm and its obligation to absorb losses. Through its position as a managing member and having substantive participation rights in Keechi Wind, LLC the Company is considered the primary beneficiary of the Keechi Wind Project in Texas. Keechi Holdings L.L.C. is included within the Green Power and Transmission segment.

As at December 31, 2015, the Company has contributed $204 million (2014 - $168 million) to Keechi Holdings L.L.C.

At December 31, 2015, the Company’s consolidated balance sheet includes total assets of $1,147 million (2014 - $970 million) and total liabilities of $49 million (2014 - $44 million) related to the Magic Valley and Wildcat wind farms and the Keechi Creek Wind Project.

The assets of these VIEs can only be used to settle their obligations. Enbridge does not have an obligation to provide financial support to these VIEs other than an indirect obligation, as prescribed by the terms of certain indemnities and guarantees, to pay the liabilities of the wind farms in the event of a default.

The tax equity investors of these VIEs have priority in the allocation of distributions and tax deductions and credits generated by the project until it achieves a specified return. The Company has an option to purchase the tax equity investors’ interest in the project after it has achieved its target return at the greater of fair market value or an amount that would provide the tax equity investors with an internal rate of return specified in the agreements.

ENBRIDGE INCOME FUND

The Fund is an unincorporated open-ended trust established by a trust indenture under the laws of the Province of Alberta and is considered a VIE by virtue of its capital structure. The Company is the primary beneficiary of the Fund through its combined 89.2% (2014 - 66.4%) economic interest held indirectly through a common investment in ENF, a direct common interest in the Fund, a preferred unit investment in ECT, a direct common interest in Enbridge Income Partners GP Inc. and a direct common interest in EIPLP. At December 31, 2015, the Company’s direct common interest in the Fund was 49.2% (2014 - 11.9%). As a result of the Canadian Restructuring Plan (Note 1), the Company received ordinary trust units of the Fund and common equity units in EIPLP as part of the consideration, increasing the Company’s economic interest in the Fund Group, as well as its direct common unit interest in the Fund. Enbridge also serves in the capacity of Manager of ENF and the Fund Group. The Fund’s assets and liabilities and its operating results are included within the Liquids Pipelines, Gas Pipelines and Processing and Green Power and Transmission segments.

As at December 31, 2015, the Company’s consolidated balance sheet includes total assets of $113 million (2014 - $4,085 million) and total liabilities of $2,601 million (2014 - $3,213 million) related to the Fund. Certain of the Company’s subsidiaries provide unconditional guarantees of the Fund’s debt of $2,404 million (2014 - $2,544 million); however, the creditors of the Fund have no recourse to the general credit of the Company.

ENBRIDGE COMMERCIAL TRUST

As a result of the Canadian Restructuring Plan (Note 1), on September 1, 2015, ECT, previously a direct subsidiary of the Fund and consolidated by the Fund, amended its trust indenture to enable Enbridge to appoint the majority of the Trustees to ECT’s Board of Trustees resulting in the lack of decision making ability for the holders of the common trust units of ECT. As a result, ECT is considered to be a VIE and although Enbridge does not have a common equity interest in ECT, the Company is considered to be the primary beneficiary of ECT. Enbridge also serves in the capacity of Manager of ECT, as part of the Fund Group.

At December 31, 2015, the Company’s consolidated balance sheet did not include any significant assets or liabilities related to ECT.